Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 9 — Subsequent Events
Management has evaluated the impact of su
bseq
uent events the date the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

Note 9 — Subsequent Events
Management has evaluated the impact of subsequent events through the date the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, excluding the items discussed below, that would have required adjustment or disclosure in the financial statement.
On March 11, 2023, the Company entered into the Business Combination Agreement (the “Business Combination Agreement”), with WWAC Amalgamation Sub Pte. Ltd., a Singapore private company limited by shares and a direct wholly-owned Subsidiary of the Company (“Amalgamation Sub”), and Aark Singapore Pte. Ltd., a Singapore private company limited by shares (“AARK”, together with the Company and Amalgamation Sub, collectively, the “Parties” and individually a “Party”). Aeries Technology Group Business Accelerators Private Limited, an Indian private company limited by shares (“Aeries”), is a subsidiary of AARK. AARK is wholly owned by Mr. Venu Raman Kumar (the “Sole Shareholder”). The Business Combination Agreement and the transactions contemplated thereby were approved by the boards of directors of each of the Company, Amalgamation Sub and AARK, and by the sole shareholders of each of Amalgamation Sub and AARK. Please refer to the Form 8-K that was filed with the SEC on March 20,
2023.